Contingencies and Commitments (Details2) - 12 months ended Dec. 31, 2017 $ in Thousands, $ in Thousands	CLP ($)	USD ($)
Disclosure of commitments and contingent [Line Items]
Subsidiary	Subsidiary
Court	Court
Number	Number
Description	Description
Status	Status
Legal proceeding one [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Viña Tarapacá Ex Zavala, Viña Misiones de Rengo S.A.
Court	14th Civil Court of Santiago
Number	28869-2007
Description	Breach of contract.
Status	Appeal of first instance verdict.
Estimated accrued loss contingency	$ 50,000
Legal proceeding two [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Comercial CCU S.A.
Court	Labour Court of Osorno
Number	O-88-2017
Description	Labor trial for layoff.
Status	Appeal of first instance verdict.
Estimated accrued loss contingency	$ 52,275
Legal proceeding three [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	Court of first instance in Argentina
Number	-
Description	Labor trial for layoff.
Status	Pleading phase.
Estimated accrued loss contingency		$ 32,000
Legal proceeding four [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	Court of first instance in Argentina
Number	-
Description	Intempestive breach of distribution contract
Status	Execution is pending.
Estimated accrued loss contingency		74,000
Legal proceeding five [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	Court of first instance in Argentina
Number	-
Description	Labor trial for layoff.
Status	Execution is pending.
Estimated accrued loss contingency		41,000
Legal proceeding six [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	Court of first instance in Argentina
Number	-
Description	Labor trial for layoff.
Status	On evidentiary phase.
Estimated accrued loss contingency		53,000
Legal proceeding seven [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	Court of first instance in Argentina
Number	-
Description	Labor trial for layoff.
Status	Pleading phase.
Estimated accrued loss contingency		56,000
Legal proceeding eight [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	Court of first instance in Argentina
Number	-
Description	Labor trial for layoff.
Status	Pleading phase.
Estimated accrued loss contingency		56,000
Legal proceeding nine [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	Court of first instance in Argentina
Number	-
Description	Labor trial for layoff.
Status	Pleading phase.
Estimated accrued loss contingency		42,000
Legal proceeding ten [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	Court of first instance in Argentina
Number	-
Description	Labor trial for layoff.
Status	On evidentiary phase.
Estimated accrued loss contingency		42,000
Legal proceeding eleven [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	Court of first instance in Argentina
Number	-
Description	Labor trial for layoff.
Status	Pleading phase.
Estimated accrued loss contingency		59,000
Legal proceeding twelve [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A. (CICSA)
Court	-
Number	-
Description	City Council´s Administrative Claim related to advertising and publicity fees.
Status	The process is in pre-trial administrative phase.
Estimated accrued loss contingency		484,000
Legal proceeding thirteen [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Saenz Briones & Cía. S.A.I.C.
Court	Court of first instance in Argentina
Number	-
Description	Labor trial for layoff.
Status	On evidentiary phase.
Estimated accrued loss contingency		64,000
Legal proceeding fourteen [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Saenz Briones & Cía. S.A.I.C.
Court	Court of first instance in Argentina
Number	-
Description	Labor trial for layoff.
Status	On evidentiary phase.
Estimated accrued loss contingency		91,000
Legal proceeding fifteen [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Saenz Briones & Cía. S.A.I.C.
Court	Court of first instance in Argentina
Number	-
Description	Labor trial for layoff.
Status	On evidentiary phase.
Estimated accrued loss contingency		87,000
Legal proceeding sixteen [Member]
Disclosure of commitments and contingent [Line Items]
Subsidiary	Saenz Briones & Cía. S.A.I.C.
Court	Court of first instance in Argentina
Number	-
Description	Labor trial for layoff.
Status	On evidentiary phase.
Estimated accrued loss contingency		$ 55,000